NOTE PAYABLE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 8. NOTE PAYABLE

Notes payable is as follows:

	December 31,	December 31,
	2012	2011

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. Interest shall be paid in cash or common stock at the holders’ option.	$100,000	$250,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	-

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	-

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	-
	$364,306	$250,000

The senior secured promissory notes are secured by shares of common stock. The $100,000 note is secured by 1,500,000 shares of common stock. There is accrued interest of $49,025 as of December 31, 2012.